Dec. 16, 2024
Invesco FTSE RAFI Developed Markets ex-U.S. ETF | Invesco FTSE RAFI Developed Markets ex-U.S. ETF
3.) Investment Objective Change. The Fund’s new investment objective will be to seek to track the investment results (before fees and expenses) of the New Underlying Index.

4.) Principal Investment Strategies Change. The Fund generally will invest at least 90% of its total assets in securities that comprise the New Underlying Index.

Please Retain This Supplement For Future Reference.